Loans (Loans Individually And Collectively Evaluated For Impairment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	$ 223,789	$ 289,268
Loans individually evaluated for impairment	187,135	250,933
Loans collectively evaluated for impairment	36,654	38,335
Commercial, Financial And Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	40,645	19,276
Loans individually evaluated for impairment	40,621	19,205
Loans collectively evaluated for impairment	24	71
Construction Real Estate - Vision Commercial Land And Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	25,761	87,424
Loans individually evaluated for impairment	24,328	86,491
Loans collectively evaluated for impairment	1,433	933
Construction Real Estate - Remaining Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	25,912	27,080
Loans individually evaluated for impairment	25,912	27,080
Construction Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	66	354
Loans collectively evaluated for impairment	66	354
Construction Real Estate - Installment [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	30	417
Loans collectively evaluated for impairment	30	417
Residential Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	44,276	60,227
Loans individually evaluated for impairment	44,276	60,227
Residential Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	29,958	32,479
Loans collectively evaluated for impairment	29,958	32,479
Residential Real Estate - HELOC [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	1,412	964
Loans collectively evaluated for impairment	1,412	964
Residential Real Estate - Installment [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	1,875	1,195
Loans collectively evaluated for impairment	1,875	1,195
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	51,978	57,941
Loans individually evaluated for impairment	51,978	57,930
Loans collectively evaluated for impairment		11
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	1,876	1,911
Loans individually evaluated for impairment	20
Loans collectively evaluated for impairment	$ 1,856	$ 1,911